RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 1 (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 0
Assets	53,168,000	$ 49,765,000
(Liabilities)	(72,136,000)	(17,962,000)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	48,822,000	42,846,000
(Liabilities)	(67,897,000)	(11,376,000)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	4,346,000	6,919,000
(Liabilities)	(4,239,000)	(6,586,000)
Natural Gas Pipelines [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Other Current Assets [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Physical Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	0	3,591,000
Other Current Assets [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	1,155,000	39,255,000
Other Current Assets [Member] | Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	4,346,000	6,919,000
Other Current Liabilities [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(12,795,000)	(9,936,000)
Other Current Liabilities [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Physical Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(3,022,000)	0
Other Current Liabilities [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(49,938,000)	(1,440,000)
Other Current Liabilities [Member] | Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(4,239,000)	(6,586,000)
Other Assets [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	47,457,000	0
Other Assets [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	210,000	0
Other Liabilities [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Financial Derivative Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	$ (2,142,000)	$ 0